Net borrowings (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of detailed information about borrowings [abstract]
Schedule of borrowings

	2019 £ million	2018 £ million
Bank overdrafts	211	181
Commercial paper	649	98
Bank and other loans	190	300
Credit support obligations	120	54
€ 500 million 1.125% bonds due 2019	—	444
€ 850 million 1.125% bonds due 2019	—	751
US$ 500 million 2.565% bonds due 2020	394	—
US$ 500 million 3% bonds due 2020	393	—
Fair value adjustment to borrowings	2	—
Borrowings due within one year	1,959	1,828
US$ 500 million floating bonds due 2020	—	378
US$ 500 million 3% bonds due 2020	—	378
€ 775 million 0% bonds due 2020	691	685
US$ 696 million 4.828% bonds due 2020	538	508
€ 900 million 0.25% bonds due 2021	802	—
US$ 1,000 million 2.875% bonds due 2022(i)	785	755
US$ 300 million 8% bonds due 2022(i)	235	226
US$ 1,350 million 2.625% bonds due 2023	1,060	1,020
€ 600 million 0.125% bonds due 2023	533	—
US$ 500 million 3.5% bonds due 2023	393	377
€ 500 million 1.75% bonds due 2024	444	440
€ 500 million 0.5% bonds due 2024	443	439
€ 600 million 1% bonds due 2025	531	—
€ 850 million 2.375% bonds due 2026	755	747
£ 500 million 1.75% bonds due 2026	496	—
€ 500 million 1.5% bonds due 2027	445	—
US$ 500 million 3.875% bonds due 2028	391	376
US$ 400 million 7.45% bonds due 2035(i)	315	303
US$ 600 million 5.875% bonds due 2036	468	450
US$ 500 million 4.25% bonds due 2042(i)	389	374
US$ 500 million 3.875% bonds due 2043	387	372
Bank and other loans	373	234
Fair value adjustment to borrowings	122	12
Borrowings due after one year	10,596	8,074
Total borrowings before derivative financial instruments	12,555	9,902
Fair value of foreign currency derivatives	(370)	(107)
Fair value of interest rate hedging instruments	(104)	15
Finance lease liabilities	128	155
Gross borrowings	12,209	9,965
Less: Cash and cash equivalents	(932)	(874)
Net borrowings	11,277	9,091

(i)	SEC-registered debt issued on an unsecured basis by Diageo Investment Corporation, a 100% owned finance subsidiary of Diageo plc.

(1)	The interest rates shown are those contracted on the underlying borrowings before taking into account any interest rate hedges (see note 15).

(2)	Bonds are stated net of unamortised finance costs of £63 million (2018 – £60 million; 2017 – £61 million).
(3)    Bonds are reported above at amortised cost with a fair value adjustment shown separately.

(4)	All bonds, medium-term notes and commercial paper issued on an unsecured basis by the group’s 100% owned subsidiaries are fully and unconditionally guaranteed on an unsecured basis by Diageo plc.

Schedule of maturity of gross borrowings before derivative financial instruments
Gross borrowings before derivative financial instruments are expected to mature as follows:

	2019 £ million	2018 £ million
Within one year	1,959	1,828
Between one and three years	2,940	2,033
Between three and five years	2,879	2,111
Beyond five years	4,777	3,930
	12,555	9,902

Schedule of bonds issued and repaid
During the year the following bonds were issued and repaid:

	2019 £ million	2018 £ million	2017 £ million
Issued
€ denominated	2,270	1,136	—
£ denominated	496	—	—
US$ denominated	—	1,476	—
Repaid
€ denominated	(1,168)	—	—
US$ denominated	—	(1,571)	(1,234)
	1,598	1,041	(1,234)

Schedule of movement in net borrowings
(a) Reconciliation of movement in net borrowings

	2019 £ million	2018 £ million
At beginning of the year	9,091	7,892
Net (increase)/decrease in cash and cash equivalents before exchange	(54)	185
Net increase in bonds and other borrowings(i)	2,331	1,015
Change in net borrowings from cash flows	2,277	1,200
Exchange differences on net borrowings	22	(80)
Other non-cash items(ii)	(113)	79
Net borrowings at end of the year	11,277	9,091

(i)	In the year ended 30 June 2019, net increase in bonds and other borrowings excludes £12 million cash outflow in respect of derivatives designated in forward point hedges (2018 - £nil).
(ii)    In the years ended 30 June 2019 and 30 June 2018 other non-cash items are principally in respect of changes in the fair value of borrowings.

Schedule of net borrowings by currency
(b) Analysis of net borrowings by currency

	2019		2018
	Cash and cash equivalents £ million	Gross borrowings(i) £ million	Cash and cash equivalents £ million	Gross borrowings(i) £ million
US dollar	88	525	95	297
Euro	70	(2,910)	91	(2,505)
Sterling(ii)	40	(9,308)	38	(7,383)
Indian rupee	23	(247)	25	(313)
Kenyan shilling	79	(223)	16	(107)
Turkish lira(ii)	129	(84)	105	(9)
Mexican peso	16	(78)	13	(58)
Australian dollar	—	(49)	—	130
Chinese yuan	249	9	293	(160)
Other	238	156	198	143
Total	932	(12,209)	874	(9,965)

(i)	Includes foreign currency forwards and swaps and finance leases.

(ii)	Includes £nil (sterling) and £122 million (Turkish lira) cash and cash equivalents in cash-pooling arrangements (2018 - £13 million (sterling) and £87 million (Turkish lira)).